Environmental Liabilities - Additional Information (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs (as a percent)	2.00%
Undiscounted environmental liabilities	$ 124,000,000	$ 137,000,000
Increase (decrease) of environmental liability due to revaluation adjustment	$ 18,000,000	12,000,000
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	2.00%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	6.30%
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 70,000,000	80,000,000
Increase (decrease) of environmental liability due to revaluation adjustment	15,000,000	0
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	54,000,000	57,000,000
Increase (decrease) of environmental liability due to revaluation adjustment	$ 3,000,000	$ 12,000,000